INVENTORIES, NET	6 Months Ended
Jun. 30, 2024
INVENTORIES, NET
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories, net, consisted of the following:

	June 30,	December 31,
	2024	2023
	(unaudited)
Inventories	$169,337	$192,545
Less: allowance for inventories	(24,475)	(25,052)
Inventories, net	$144,862	$167,493

The table below show movement of allowance for inventories

	June 30,	December 31,
	2024	2023
Movement of allowance for inventories	(unaudited)
Beginning balance	$25,052	$1,115
Additions	-	18,975
Exchange rate difference	(577)	4,962
Ending balance	$24,475	$25,052